RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

27.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2019 and September 30, 2020 were as follows:

	2019	2020
	December 31	September 30
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	484,317,935	444,109,311
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	36,185,644	—
Subtotal	520,503,579	444,109,311
Notes receivables from related parties:
Notes receivables from JinkoPower	18,628,574	38,628,574

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	75,234	—
Other receivables from JinkoPower for miscellaneous transactions	21,995,622	27,635,879
Prepayments to JinkoPower for outsourcing services	32,247,424	23,767,549
Subtotal	54,318,280	51,403,428

Other assets from related parties:
Guarantee receivables due from JinkoPower	96,753,306	100,368,996

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	36,309,710	33,192,027

Advances from related parties:
Advances from JinkoPower for sales of solar modules	748,615	—

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	10,784,038	9,654,691
Other payables due to JinkoPower for payments on behalf of the Company	2,343,314	2,587,548
Other payables due to executive directors who are also shareholders	—	666,900
Subtotal	13,127,352	12,909,139
(1)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)    Related party transactions

Transactions related parties for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	144,287,938	54,090,244
Revenue from sales of products to JinkoPower	7,812,477	849,473
Income of financing guarantees	17,438,596	11,872,472
Rental services provided to JinkoPower	1,632,960	1,632,960
Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	17,039,923	17,106,669
Solar project management service provided by JinkoPower	17,218,612	8,479,875
Rental services provided by Jiangxi Desun	825,228	825,228

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements, which amounted to RMB2.63 billion (US$377.4 million) as of September 30, 2020. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee is to be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables is settled upon the receipt of guarantee fees from JinkoPower. The Company received nil guarantee fees from JinkoPower in the nine months ended September 30, 2019 and 2020 respectively.

As of December 31, 2019 and September 30, 2020, the Company recorded the guarantee fee income receivable amounted to RMB115,381,880 and RMB118,997,570 and a guarantee liability amounted to RMB72,019,365 and RMB60,836,893. The guarantee liability will be amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the nine months ended September 30, 2019 and 2020 amounted to RMB17,438,596 and RMB11,007,586, respectively.

For the nine months ended September 30, 2019 and 2020, sales of solar module products to subsidiaries of JinkoPower amounted to RMB7,812,477 and RMB849,473, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of September 30, 2020, outstanding receivables due from JinkoPower were RMB 444 million, among which RMB 416 million was overdue over one year. No interest was charged by the Group to JinkoPower on the overdue receivables. The Group entered into an agreement with JinkoPower that around RMB300 million of the outstanding receivables will be settled within 2020 and the remaining outstanding receivables will be settled by May 2021.

For the nine months ended September 30,2019 and 2020, sales of solar module products to Sweihan PV amounted to RMB144,287,938 and RMB54,090,244, respectively.

For the nine months ended September 30, 2019 and 2020, rental services provided to subsidiaries of JinkoPower amounted to RMB1,632,960 and RMB1,632,960, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. For the nine months ended September 30, 2019 and 2020, Jinko-Tiansheng charged the Group processing fee amounted to RMB17,039,923 and RMB17,106,669.

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB76,356,466 (USD$11.2 million) in advance and recorded service expenses incurred in the nine months ended September 30, 2019 and 2020 amounted to RMB17,218,612 and 8,479,875 as cost of project assets, respectively.

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group RMB825,228 in rent for the nine months ended September 30, 2019 and 2020, respectively.